Cover	Sep. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	SATELLOGIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41247
Entity Tax Identification Number	98-1845974
Entity Address, Address Line One	210 Delburg Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	(704)
Local Phone Number	802-2041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001874315
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SATL
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SATLW
Security Exchange Name	NASDAQ